Document And Entity Information	Nov. 13, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 13, 2026
Entity Registrant Name	Calidi Biotherapeutics, Inc.
Entity Central Index Key	0001855485
Entity Emerging Growth Company	true
Entity File Number	001-40789
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	86-2967193
Entity Address, Address Line One	5580 Morehouse Drive, Suite 120
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	858
Local Phone Number	794-9600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	CLDI
Security Exchange Name	NYSEAMER
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	4475 Executive Drive, Suite 200
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121